The Group operates primarily as a retailer of food, clothing, home appliances and other products. Total revenues by geographic region is showed below: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 51,291	R$ 51,253	R$ 28,838
Net operating revenue	26,934
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	26,864	29,170	26,654
Net operating revenue		29,219	26,687
Others Businesses [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	70	49	33
Colombia [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	18,752	17,062	1,694
Uruguay [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,853	3,746	350
Argentina [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,752	1,226	107
Exito Group [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 24,357	R$ 22,034	R$ 2,151